Note 23 - Revenue From External Customers and Long-Lived Assets, By Geographical Areas (Details) (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant & equipment, net	$ 394	$ 501
BRAZIL
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant & equipment, net	64	95	$ 113
China [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant & equipment, net	$ 58	$ 56